Note 2 - Loans and Allowance for Loan Losses - Loans to Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Balance	$ 13,019,000	$ 7,759,000
New loans and renewals during the year	31,548,000	17,278,000
Repayments (including loans paid by renewal) during the year	(31,689,000)	(12,018,000)
Balance	$ 12,878,000	$ 13,019,000